Trade and Other Receivables (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Trade and Other Receivables (Details) [Line Items]
Bad debt provision (in Dollars)	$ 1,056,393	$ 1,090,066
Percentage of financing charge	3.10%
Funding entity amount (in Dollars)		$ 27,000
Bottom of Range [Member]
Trade and Other Receivables (Details) [Line Items]
Total sale percentage	80.00%
Remaining sales, percentage	15.00%
Liability received, percentage	80.00%
Top of Range [Member]
Trade and Other Receivables (Details) [Line Items]
Total sale percentage	85.00%
Remaining sales, percentage	20.00%
Liability received, percentage	85.00%